Segmental analysis - Schedule of Operating Segments (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segmental analysis
Description of types of products and services from which each reportable segment derives its revenues	The Group's activities are organised into two financial reporting segments: Retail and Commercial Banking.
Net interest income	£ 5,614	£ 6,068
Other income	2,152	2,546
Total income	7,766	8,614
Costs	(4,431)	(4,669)
Trading surplus	3,335	3,945
Impairment	(3,625)	(589)	£ (1,362)
(Loss) profit before tax	(290)	3,356
Total assets	607,644	592,919	581,368
Total liabilities	566,999	552,596	£ 542,469
Retail
Segmental analysis
Total income	5,951	6,456
Total assets	349,485	347,221
Total liabilities	278,950	260,394
Commercial Banking
Segmental analysis
Total income	1,223	1,375
Total assets	91,247	98,596
Total liabilities	134,638	127,691
Other
Segmental analysis
Total income	592	783
Total assets	166,912	147,102
Total liabilities	153,411	164,511
Operating segments
Segmental analysis
Net interest income	5,614	6,068
Other income	2,152	2,546
Total income	7,766	8,614
Costs	(4,431)	(4,669)
Trading surplus	3,335	3,945
Impairment	(3,625)	(589)
(Loss) profit before tax	(290)	3,356
Operating segments | Retail
Segmental analysis
Net interest income	4,202	4,520
Other income	927	1,012
Total income	5,129	5,532
Costs	(2,879)	(2,915)
Trading surplus	2,250	2,617
Impairment	(2,095)	(556)
(Loss) profit before tax	155	2,061
Operating segments | Commercial Banking
Segmental analysis
Net interest income	1,180	1,371
Other income	300	459
Total income	1,480	1,830
Costs	(827)	(923)
Trading surplus	653	907
Impairment	(1,328)	(64)
(Loss) profit before tax	(675)	843
Operating segments | Other
Segmental analysis
Net interest income	232	177
Other income	925	1,075
Total income	1,157	1,252
Costs	(725)	(831)
Trading surplus	432	421
Impairment	(202)	31
(Loss) profit before tax	230	452
Intersegment | Retail
Segmental analysis
Total income	822	924
Intersegment | Commercial Banking
Segmental analysis
Total income	(257)	(455)
Intersegment | Other
Segmental analysis
Total income	£ (565)	£ (469)